ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Sep. 05, 2025	Feb. 07, 2025	Jul. 02, 2026	Mar. 31, 2026	Jul. 02, 2025	Jun. 16, 2025	Mar. 31, 2025
Shares issued	998,000
Common stock, shares authorized					500,000,000
Authorized share capital amount					$ 50,000
Voting rights		Holders of Class A Ordinary Shares are entitled to one vote per share on all matters subject to the vote at general meetings of our Company, and holders of Class B Ordinary Shares are entitled to twenty (20) votes per share on all matters subject to the vote at general meetings of our Company. Holders of our Class A Ordinary Shares and Class B Ordinary Shares vote together as a single class on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at the option of the holder of Class B Ordinary Shares at any time.
Number of shares issued	10,000,000
Common Class A [Member]
Common stock, shares authorized				450,000,000	450,000,000		450,000,000	[1]
Shares issued, per share				$ 0.0001	$ 0.0001		$ 0.0001	[1]
Common Class B [Member]
Common stock, shares authorized				50,000,000	50,000,000		50,000,000
Shares issued, per share			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Conyers Corporate Services Cayman Limited [Member]
Shares issued						1
Shares issued, per share						$ 0.0001
Dixon Chun Wan Chan [Member]
Shares issued					1,000	999
Dixon Chun Wan Chan [Member] | Common Class B [Member]
Shares issued	499,000
Number of shares issued	500,000
Terence Chee Ho Wong [Member]
Shares issued					1,000	1,000
Terence Chee Ho Wong [Member] | Common Class B [Member]
Shares issued	499,000
Shares issued, per share	$ 0.0001
Number of shares issued	500,000
Green Vector Holdings Limited [Member] | Common Class B [Member]
Shares issued, per share					$ 0.0001
GreenVector Company Limited [Member]
Proportion of voting power held by the Company				100.00%
Laputa Eco-Construction Material Company Limited (“Laputa”) [Member]
Proportion of voting power held by the Company				100.00%

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).